Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	€ 21,407
Other intangible assets, ending balance	21,978
Other intangible assets	21,978
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	78,865
Changes in scope of consolidation	499
Acquisitions and other increases	274
Disposals and other decreases	(468)
Currency translation differences	3,545
Transfers	10
Other intangible assets, ending balance	82,725
Other intangible assets	82,725
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(57,458)
Acquisitions and other increases	(976)
Impairment losses, net of reversals	(87)
Disposals and other decreases	210
Currency translation differences	(2,436)
Transfers	0
Other intangible assets, ending balance	(60,747)
Other intangible assets	(60,747)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	7,730
Other intangible assets, ending balance	7,339
Other intangible assets	7,339
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	11,207
Changes in scope of consolidation	0
Acquisitions and other increases	138
Disposals and other decreases	(30)
Currency translation differences	647
Transfers	(1,338)
Other intangible assets, ending balance	10,624
Other intangible assets	10,624
Acquired R&D | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(3,477)
Acquisitions and other increases	0
Impairment losses, net of reversals	(66)
Disposals and other decreases	30
Currency translation differences	(147)
Transfers	375
Other intangible assets, ending balance	(3,285)
Other intangible assets	(3,285)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	13,162
Other intangible assets, ending balance	14,142
Other intangible assets	14,142
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	65,906
Changes in scope of consolidation	499
Acquisitions and other increases	86
Disposals and other decreases	(396)
Currency translation differences	2,867
Transfers	1,347
Other intangible assets, ending balance	70,309
Other intangible assets	70,309
Products, trademarks and other rights | Gross value | Amunix Pharmaceuticals, Inc.
Disclosure of detailed information about intangible assets [line items]
Changes in scope of consolidation	493
Products, trademarks and other rights | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(52,744)
Acquisitions and other increases	(929)
Impairment losses, net of reversals	(21)
Disposals and other decreases	166
Currency translation differences	(2,264)
Transfers	(375)
Other intangible assets, ending balance	(56,167)
Other intangible assets	(56,167)
Libtayo | Gross value | Non-current assets held for sale
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, ending balance	348
Other intangible assets	348
Libtayo | Accumulated amortization and impairment | Non-current assets held for sale
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, ending balance	122
Other intangible assets	122
Enjaymo
Disclosure of detailed information about intangible assets [line items]
Transfers	473
Enjaymo | Gross value
Disclosure of detailed information about intangible assets [line items]
Transfers	823
Enjaymo | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Transfers	(350)
Technological platforms
Disclosure of detailed information about intangible assets [line items]
Transfers	483
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	515
Other intangible assets, ending balance	497
Other intangible assets	497
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	1,752
Changes in scope of consolidation	0
Acquisitions and other increases	50
Disposals and other decreases	(42)
Currency translation differences	31
Transfers	1
Other intangible assets, ending balance	1,792
Other intangible assets	1,792
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(1,237)
Acquisitions and other increases	(47)
Impairment losses, net of reversals	0
Disposals and other decreases	14
Currency translation differences	(25)
Transfers	0
Other intangible assets, ending balance	(1,295)
Other intangible assets	€ (1,295)